[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 19, 2014

VIA EDGAR

John Ganley, Esq.

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.W.

Washington, D.C. 20549

RE:	Definitive Proxy Materials for BlackRock Kelso
Capital Corporation

Dear Sir or Madam:

On behalf of BlackRock Kelso Capital Corporation (the “Company”), electronically transmitted herewith, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find a definitive proxy statement for the special meeting of the stockholders of the Company.

Should you have any questions or require additional information with respect to the foregoing, please contact me at (212) 735-2213 or Eric Requenez at (212) 735-3742.

Very truly yours,

/s/ Maurice Collada III
Maurice Collada III